Basis of Preparation and Other Significant Accounting Policies	12 Months Ended
Dec. 31, 2023
Basis of Preparation and Other Significant Accounting Policies [Abstract]
Basis of preparation and other significant accounting policies

Note 2. Basis of preparation and other significant accounting policies

The consolidated financial statements as of December 31, 2023, and 2022 and for the years ended December 31, 2023, 2022 and 2021 have been prepared in accordance with International Financial Reporting Standards (IFRS) issued by the International Accounting Standards Board (IASB).

The consolidated financial statements have been prepared on a historical cost basis, except for derivative financial instruments, financial instruments and customer loyalty programs measured at fair value.

The Exito Group has prepared the financial statements on the basis that it will continue to operate as a going concern.

Note 2.1. Voluntary correction

During the preparation of the consolidated financial statements for 2022, the Exito Group identified an immaterial error in non-controlling interest of the of subsidiary Grupo Disco Uruguay S.A, part of which was subject to put option. Although the error was not material, the Exito Group has voluntarily elected to correct period 2021. This correction consisted of a decrease in other equity attributable to the controlling interest and an increase in the non-controlling interest for $126,390 at December 31, 2021. As a result of the correction, the consolidated statement of changes in equity has been adjusted to the final balances of this accounts and on this date to present all equity impacts of the accounting for the put option, including the related foreign currency translation adjustment of the put option liability, in the item “changes in the fair value of the put option on non-controlling interests, including related conversion adjustments”. In addition, the difference between the carrying value of the non-controlling interest subject to the put option and the value of the financial liability of the put option at the end of the reporting period has been included in the column “hyperinflation and other equity components” within the equity attributable to the parent company.

This immaterial correction did not impact: (i) the assets, liabilities, and consolidated equity as of December 31, 2021; and (ii) profit for the year, comprehensive income or cash flows consolidated for the year ended December 31 2021.